PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
PREPAID EXPENSES [Abstract]
PREPAID EXPENSES	Note 4. Prepaid Expenses Prepaid expense consists solely of a prepayment to a vendor for distilling and bottling our distilled spirits product.

NOTE 3. PREPAID EXPENSES

At July 31, 2013, prepaid expenses consist of $82,010 paid to a vendor to manufacture distilled spirits which the Company intends to sell, and $6,599 of prepaid rent and consulting.